Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.4%
Massachusetts 94.0%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,543,329
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,085,705
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	2,960,000
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	317,587
Series 25B, 5.0%, 2/1/2043	1,000,000	1,053,372
Series 25B, 5.0%, 2/1/2044	300,000	314,646
Massachusetts, Development Finance Agency Revenue Bond, CHF Merrimack, Inc.:
Series A, 144A, 5.0%, 7/1/2054	1,200,000	1,107,143
Series A, 144A, 5.0%, 7/1/2060	1,100,000	999,171
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group:
144A, 5.0%, 10/1/2047	1,000,000	953,027
144A, 5.0%, 10/1/2057	2,000,000	1,846,739
Massachusetts, Development Finance Agency Revenue, President and Fellows of Harvard College:
Series B, 5.0%, 2/15/2033	1,375,000	1,537,884
Series A-2, 5.0% (a), 5/15/2055	1,335,000	1,499,150
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc., Tufts University Student Housing Project, 5.5%, 6/1/2050	1,000,000	1,047,547
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	2,834,567
Massachusetts, Educational Financing Authority Revenue, Series B, AMT, 5.0%, 7/1/2028	1,750,000	1,821,567
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,457,276
Series B, 4.0%, 2/1/2042	1,000,000	943,944
Series D, 5.0%, 7/1/2048	5,000,000	5,023,866
Series A, 5.0%, 5/1/2053	4,820,000	4,911,587
Series B, 5.0%, 5/1/2054	1,500,000	1,530,047
Series C, 5.25%, 10/1/2047	2,500,000	2,619,852
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	872,724
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	4,997,385
Series B, 5.25%, 7/1/2054	1,665,000	1,741,633
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 1.85% (b), 7/7/2025, LOC: TD Bank NA	950,000	950,000
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	984,625	664,667
Series A, 5.0%, 7/1/2044	1,500,000	1,420,751
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	2,803,119
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	475,367
5.0%, 7/1/2040	1,750,000	1,754,141
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,014,773

Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	777,941
Series K, 5.0%, 7/1/2036	1,000,000	1,032,165
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 3.6% (b), 7/1/2025, LOC: TD Bank NA	300,000	300,000
Series BB2, 4.0%, 10/1/2036	355,000	355,485
Series B-2, 4.0%, 10/1/2048	1,500,000	1,334,522
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2040	665,000	685,008
Series T, 5.0% (a), 10/1/2055	1,125,000	1,205,061
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,001,056
Series I, 5.0%, 7/1/2036	1,000,000	1,005,423
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	423,536
5.0%, 12/1/2042	1,050,000	1,032,884
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,064,756
Massachusetts, State Development Finance Agency Revenue, Franklin W Olin College of Engineering, Inc., Series G, 5.25%, 11/1/2051	2,000,000	2,036,769
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	1,000,000	918,885
Massachusetts, State Development Finance Agency Revenue, Lasell Village, Inc.:
5.25%, 7/1/2050	1,000,000	991,924
5.25%, 7/1/2055	1,000,000	980,727
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group:
Series 2021, 4.0%, 1/1/2036	400,000	386,616
144A, 4.0%, 1/1/2051	1,045,000	850,732
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	408,652
Series B, 4.0%, 7/1/2050	2,825,000	2,273,102
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	692,859
Series A, 5.0%, 10/1/2042	2,000,000	2,089,887
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	872,363
Series S-1, 5.0%, 7/1/2037	1,405,000	1,430,968
Series D, 5.0%, 7/1/2047	2,000,000	2,023,825
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	971,884
5.25%, 1/1/2050	2,675,000	2,367,244
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	807,608
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	2,850,000	1,950,664
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,231,154
5.0%, 7/1/2036	2,450,000	2,454,174
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	889,686
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	2,500,000	2,519,642
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	836,870

Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,777,121
5.0%, 6/1/2031	1,845,000	1,934,123
5.0%, 6/1/2032	470,000	490,989
5.0%, 6/1/2048	3,500,000	3,420,803
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	491,099
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	75,000	74,210
Series B, AMT, 4.25%, 7/1/2032	550,000	549,100
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,877,635
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	2,100,000	2,027,942
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	585,584
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 1.92% (b), 7/7/2025, LOC: TD Bank NA	3,095,000	3,095,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,786,521
Series M, 5.5%, 2/15/2028	3,000,000	3,216,682
Massachusetts, State Housing Finance Agency Revenue:
Series 223, 3.0%, 6/1/2047	2,410,000	2,372,338
Series 215, 4.0%, 12/1/2050	1,330,000	1,339,751
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	820,000	808,388
Series 220, 3.0%, 12/1/2050	1,670,000	1,644,823
Series 222, 3.0%, 6/1/2051	775,000	759,051
Series 224, 5.0%, 6/1/2050	690,000	714,969
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,019,345
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,179,434
Series A, 5.0%, 7/1/2040	3,500,000	3,499,772
Series B, 5.0%, 7/1/2044	2,500,000	2,535,256
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,535,546
Series A, AMT, 5.0%, 7/1/2033	895,000	930,040
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,846,193
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,030,171
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,422,774
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,508,369
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,149,172
Series B, 5.0%, 6/1/2046	1,125,000	1,140,033
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	6,005,000	6,848,607
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,025,145
Series B, 5.0%, 8/1/2042	1,250,000	1,323,838
Series B, 5.0%, 8/1/2043	620,000	653,191
Series B, 5.25%, 8/1/2031, INS: AG	5,130,000	5,863,044
Series B, 5.25%, 8/1/2032, INS: AG	2,000,000	2,314,744
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	834,833
Somerville, MA, General Obligation:
4.0%, 5/1/2047	1,000,000	916,880
5.0%, 5/1/2026	265,000	270,478

University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,080,639
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AG	2,205,000	2,208,274
		183,408,545
Guam 2.1%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	600,000	608,960
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	661,767
Series A, 5.0%, 7/1/2043	975,000	982,633
Series A, 5.0%, 1/1/2046	885,000	881,053
Series A, 5.0%, 1/1/2050	180,000	178,084
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	318,291
Series A, 5.0%, 10/1/2038	285,000	287,008
Series A, 5.0%, 10/1/2040	200,000	200,537
		4,118,333
Puerto Rico 2.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	953,735
Series A1, 4.0%, 7/1/2041	622,702	554,013
Series A1, 4.0%, 7/1/2046	1,772,826	1,516,768
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,412,391
		4,436,907
Total Municipal Investments (Cost $201,140,322)		191,963,785

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $201,140,322)	98.4	191,963,785
Other Assets and Liabilities, Net	1.6	3,181,737
Net Assets	100.0	195,145,522
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of June 30, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$191,963,785	$—	$191,963,785
Total	$—	$191,963,785	$—	$191,963,785

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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